Quarterly Holdings Report
for
Fidelity® MSCI Communication Services Index ETF
April 30, 2021
T09-QTLY-0621
1.9584818.107

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 12.0%
Alternative Carriers – 3.0%
Anterix, Inc. (a)	7,847	$ 371,320
Bandwidth, Inc. Class A (a)	14,466	1,912,405
Cogent Communications Holdings, Inc.	29,346	2,215,917
Globalstar, Inc. (a)	461,081	585,573
Iridium Communications, Inc. (a)	74,472	2,829,191
Liberty Global PLC Class A (a)	101,924	2,741,756
Liberty Global PLC Class C (a)	137,755	3,727,650
Liberty Latin America Ltd. Class A (a)	30,427	422,479
Liberty Latin America Ltd. Class C (a)	106,215	1,481,699
Lumen Technologies, Inc.	322,053	4,131,940
Vonage Holdings Corp. (a)	162,799	2,205,926
		22,625,856
Integrated Telecommunication Services – 9.0%
AT&T, Inc.	1,105,673	34,729,189
ATN International, Inc.	7,680	350,054
Cincinnati Bell, Inc. (a)	30,052	463,702
Consolidated Communications Holdings, Inc. (a)	54,799	394,553
Verizon Communications, Inc.	565,997	32,708,967
		68,646,465
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		91,272,321
ENTERTAINMENT – 18.3%
Interactive Home Entertainment – 4.2%
Activision Blizzard, Inc.	153,784	14,023,563
Electronic Arts, Inc.	63,760	9,059,021
Take-Two Interactive Software, Inc. (a)	30,704	5,384,867
Zynga, Inc. Class A (a)	342,587	3,706,791
		32,174,242
Movies & Entertainment – 14.1%
AMC Entertainment Holdings, Inc. Class A	59,087	592,643
Cinemark Holdings, Inc.	77,461	1,642,173
IMAX Corp. (a)	34,526	711,926
Liberty Media Corp-Liberty Braves Class A (a)	5,524	154,617
Liberty Media Corp-Liberty Braves Class C (a)	23,421	648,527
Liberty Media Corp-Liberty Formula One Class C (a)	77,180	3,622,829
Lions Gate Entertainment Corp. Class A (a)	40,099	580,233
Lions Gate Entertainment Corp. Class B (a)	80,813	1,018,244
Live Nation Entertainment, Inc. (a)	52,721	4,316,795
Madison Square Garden Entertainment Corp. (a)	10,828	981,125
Madison Square Garden Sports Corp. Class A (a)	10,810	1,998,120
Netflix, Inc. (a)	60,135	30,877,518

	Shares	Value

Roku, Inc. (a)	24,247	$ 8,315,994
The Walt Disney Co. (a)	264,834	49,264,421
World Wrestling Entertainment, Inc. Class A	32,223	1,775,810
		106,500,975
TOTAL ENTERTAINMENT		138,675,217
INTERACTIVE MEDIA & SERVICES – 47.9%
Interactive Media & Services – 47.9%
Alphabet, Inc. Class A (a)	36,414	85,700,349
Alphabet, Inc. Class C (a)	35,863	86,434,134
Angi, Inc. (a)	51,094	818,015
Cargurus, Inc. (a)	58,480	1,443,286
Cars.com, Inc. (a)	46,501	614,278
Eventbrite, Inc. Class A (a)	40,051	944,002
EverQuote, Inc. Class A (a)	8,425	285,355
Facebook, Inc. Class A (a)	386,036	125,492,583
IAC/InterActiveCorp (a)	21,902	5,551,500
Match Group, Inc. (a)	57,421	8,936,430
Pinterest, Inc. Class A (a)	115,223	7,647,351
QuinStreet, Inc. (a)	32,850	665,869
Snap, Inc. Class A (a)	192,790	11,918,278
TripAdvisor, Inc. (a)	66,145	3,117,414
TrueCar, Inc. (a)	64,236	295,486
Twitter, Inc. (a)	166,620	9,200,756
Yelp, Inc. (a)	51,063	2,006,776
Zillow Group, Inc. Class A (a)	25,122	3,350,019
Zillow Group, Inc. Class C (a)	40,711	5,297,315
ZoomInfo Technologies, Inc. Class A (a)	56,768	2,943,988
TOTAL INTERACTIVE MEDIA & SERVICES		362,663,184
MEDIA – 18.9%
Advertising – 2.4%
Boston Omaha Corp. Class A (a)	10,838	303,681
Cardlytics, Inc. (a)	21,847	3,004,618
Clear Channel Outdoor Holdings, Inc. (a)	241,841	607,021
Magnite, Inc. (a)	73,284	2,935,024
Omnicom Group, Inc.	65,110	5,355,949
TechTarget, Inc. (a)	16,482	1,264,169
The Interpublic Group of Cos., Inc.	143,600	4,559,300
		18,029,762
Broadcasting – 4.1%
AMC Networks, Inc. Class A (a)	18,480	929,174
Discovery, Inc. Class A (a)	82,129	3,092,978
Discovery, Inc. Class C (a)	117,107	3,783,727
Fox Corp. Class A	112,354	4,204,287
Fox Corp. Class B	84,415	3,071,018
Gray Television, Inc.	58,420	1,187,094
Hemisphere Media Group, Inc. (a)	11,496	140,481
iHeartMedia, Inc. Class A (a)	43,839	839,079
Nexstar Media Group, Inc. Class A	22,489	3,315,104
Sinclair Broadcast Group, Inc. Class A	30,455	988,874

Quarterly Report	2

Common Stocks – continued
	Shares	Value
MEDIA – continued
Broadcasting – continued
TEGNA, Inc.	138,354	$ 2,775,381
The E.W. Scripps Co. Class A	33,653	727,578
ViacomCBS, Inc. Class B	148,422	6,088,270
		31,143,045
Cable & Satellite – 11.0%
Altice USA, Inc. Class A (a)	95,762	3,477,118
Cable One, Inc.	1,895	3,392,050
Charter Communications, Inc. Class A (a)	27,417	18,463,979
Comcast Corp. Class A	610,202	34,262,842
DISH Network Corp. Class A (a)	96,780	4,334,776
Liberty Broadband Corp. Class A (a)	16,981	2,677,394
Liberty Broadband Corp. Class C (a)	40,230	6,546,226
Liberty Media Corp-Liberty SiriusXM Class A (a)	58,402	2,639,187
Liberty Media Corp-Liberty SiriusXM Class C (a)	74,129	3,352,855
Loral Space & Communications Ltd.	8,132	326,337
MSG Networks, Inc. Class A (a)	26,991	428,347
Sirius XM Holdings, Inc.	495,988	3,025,527
WideOpenWest, Inc. (a)	35,958	505,929
		83,432,567
Publishing – 1.4%
John Wiley & Sons, Inc. Class A	30,760	1,751,474
Meredith Corp. (a)	27,936	868,810
News Corp. Class A	147,462	3,862,767
Scholastic Corp.	20,214	613,091
The New York Times Co. Class A	64,260	2,918,046
Tribune Publishing Co.	8,741	152,443
		10,166,631
TOTAL MEDIA		142,772,005

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 2.5%
Wireless Telecommunication Services – 2.5%
Boingo Wireless, Inc. (a)	29,193	$ 407,534
Gogo, Inc. (a)	38,239	398,451
Shenandoah Telecommunications Co.	32,682	1,544,551
Telephone & Data Systems, Inc.	66,486	1,527,848
T-Mobile US, Inc. (a)	112,723	14,894,090
United States Cellular Corp. (a)	9,149	312,256
TOTAL WIRELESS TELECOMMUNICATION SERVICES		19,084,730
TOTAL COMMON STOCKS (Cost $535,179,218)		754,467,457
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $2,118,000)	2,118,000	2,118,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $537,297,218)		756,585,457
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%		701,330
NET ASSETS – 100.0%		$ 757,286,787

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $128,500 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Future Contracts (United States)	1	June 2021	$ 272,030	$ 7,788	$ 7,788
CME E-mini S&P Communication Service Select Sector Index Contracts (United States)	23	June 2021	2,344,563	4,828	4,828
Total Equity Index Contracts					$ 12,616
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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5	Quarterly Report